Advances for Vessels under Construction	6 Months Ended
Jun. 30, 2012
Advances for Vessels under Construction
Advances for Vessels under Construction

5       Advances for Vessels under Construction

a)                                     Advances for vessels under construction were as follows (in thousands):

	As of June 30, 2012	As of December 31, 2011
Advance payments for vessels	$—	$196,730
Progress payments for vessels	—	288,091
Capitalized interest	—	39,465
Total	$—	$524,286

As of June 30, 2012, the Company completed its extensive newbuilding program and has taken delivery of all of its vessels under construction.

b)                                     Advances for vessels under construction and transfers to vessels’ cost as of June 30, 2012 and December 31, 2011, were as follows (in thousands):

As of January 1, 2011	$904,421
Additions	693,030
Transfer to vessels’ cost	(1,073,165)
As of December 31, 2011	$524,286
Additions	497,661
Transfer to vessels’ cost	(1,021,947)
As of June 30, 2012	$—